Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited condensed consolidated balance sheets as of September 30, 2022 and for the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended September 30, 2022 and 2021 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended March 31, 2022, which was filed with the SEC on August 16, 2022 .

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s unaudited condensed consolidated financial statements for the year ended March 31, 2022. The results of operations for the six months ended September 30, 2022 and 2021 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements include the financial statements of parent company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the U. S. requires the use of estimates and assumptions that affect both the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less. The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Restricted cash

Restricted cash

The balance of restricted cash represents the bank balance the Company held on behalf of customers. The Company maintains segregated bank accounts with authorized institutions to hold clients’ monies arising from its normal course of business. The segregated clients account balance are restricted for client transactions and governed by the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance (“HKSFO”). The Company has classified such segregated clients account balances as restricted cash.

Securities owned, at fair value

Securities owned, at fair value

Securities owned, at fair value, mainly investment in common stocks, are recorded at fair value with the resulting realized and unrealized gains and losses reflected in trading gains in the consolidated statements of income and comprehensive income. Realized gains and losses from securities transactions are recorded on the identified cost basis. All securities transactions and transaction costs are recorded on a trade date basis.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables arise from the business of dealing in futures or investment securities. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. The balance of receivables from broker-dealers and clearing organizations represents such receivables related to the Company’s customer trading activities and proprietary trading activities.

As of September 30, 2022 and March 31, 2022, receivables from broker-dealers and clearing organizations consisted of the following:

	September 30,	March 31,
	2022	2022
Receivables from broker-dealers and clearing organizations for futures customer accounts	$1,844,613	$2,112,402
Receivables from broker-dealers and clearing organizations for securities customer accounts	32,692	84,333
Receivables from broker-dealers and clearing organizations for securities proprietary trading	93,796	163,422
	$1,971,101	$2,360,157

Receivables from customers

Receivables from customers include the future brokerage commissions due, trading solution services fees and other amounts due from customers once the transactions have been executed and completed. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the future brokerage service are included in future brokerage commission, and revenues earned from trading solution services are included in trading solution services income. The amounts receivable from customers that are determined by management to be uncollectible and are recorded as bad debt expense in the consolidated statements of operations. For the six months ended September 30, 2022 and 2021, no allowance for doubtful accounts were recorded.

Payment on behalf of customers for trading activities

Payment on behalf of customers for trading activities represent payments advanced by the Company on behalf of customers for investment securities through broker dealers. The customers do not have the rights to direct the trading of these securities until they payoff the outstanding balance.

Fixed assets, net

Fixed assets are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The useful lives of office equipment as follows:

Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

As of September 30, 2022 and March 31, 2022, the Company had three apartments in Cambodia and accounted for these apartments as investment properties. The Company holds these apartments for the purpose to earn rental expenses or capital appreciation.

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income and other comprehensive income in other income or expenses.

Intangible assets

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of eligibility rights to trade on or through the Stock Exchange of Hong Kong Limited (the “SEHK”). Management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the six months ended September 30, 2022 and 2021.

Operating leases

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company leases its office from a third-party lessor since September 2021, before that the Company leased the same office from the Predecessor Parent Company (see note 8), which is classified as an operating lease in accordance with Topic 842.

At the commencement date of the lease agreement between the Company and the third party lessor, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of September 30, 2022 and March 31, 2022.

Payables to customers

Payables to customers arise from the business of dealing in futures and investment securities. Payables to customers represent payables related to the Company’s customer trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to cover the positions taken by its customers, clearing house payables due on pending trades and payable on demand, as well as the bank balances held on behalf of customers.

Revenue Recognition

a)	Revenue from Contracts with Customers

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information are not disclosed to the third party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service could not be cancelled once it’s executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as trading incentive to certain customer. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customer is accounted for as a variable consideration and determined based on most-likely amount method, which is recognized as a reduction of revenues. The Company did not offer volume rebates during the six months ended September 30, 2022 and 2021.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through the internally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customer, which provides no incremental benefit to customer beyond permitting the access and use the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate per each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over the time.

Other service revenues

The Company also provides other financial services including securities brokerage, consulting services, currency exchange services and structured note subscriber services, and earns securities brokerage commissions, consultancy fee income and other revenues, which are recognized when the service is rendered according to the relevant contracts. For the six months ended September, 2022 and 2021, other revenues accounted for 1.1% and 9.2% of total revenues from contracts with customers, respectively.

Contract liabilities

The Company’s contract liabilities include payments received in advance of performance under structure note subscription service contracts which will be recognized as revenue as the Company executed the subscription service with brokers under the contract, as well as the deferred installation service fee received from trading solution services.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Six Months Ended September 30,
	2022	2021
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$449,699	$607,030
Commission on futures broking from overseas Exchanges	2,189,873	1,825,251
Total futures brokerage commissions	2,639,572	2,432,281
Trading solution services fees	2,369,296	978,126
Other service revenues	56,778	295,528
Total major sources of revenues	$5,065,646	$3,705,935

b)	Trading gains, interest income and other

Trading gains and losses along with interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the investment in US common stocks, which are included in Securities owned, at fair value. Interest and other income primarily consist of interests earned on bank deposit.

Commission expenses

Commission expenses related to futures and other financial service transactions are primarily transaction cost paid to broker-dealers. These costs are expensed as incurred.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As of September 30, 2022 and March 31, 2022, there was no temporary differences and no deferred tax asset or liability recognized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position as of September 30, 2022 and March 31, 2022.

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the six months ended September 30, 2022 and 2021, the Company had no dilutive stocks.

Translation of foreign currencies

The functional currency is U.S. dollar for the Company’s Cayman Island operations and Hong Kong dollar for all other entities’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30,	March 31,
	2022	2022
Year-end spot rate	7.8498	7.8325

Receivables from customers

Receivables from customers

Receivables from customers include the future brokerage commissions due, trading solution services fees and other amounts due from customers once the transactions have been executed and completed. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the future brokerage service are included in future brokerage commission, and revenues earned from trading solution services are included in trading solution services income. The amounts receivable from customers that are determined by management to be uncollectible and are recorded as bad debt expense in the consolidated statements of operations. For the six months ended September 30, 2022 and 2021, no allowance for doubtful accounts were recorded.

Payment on behalf of customers for trading activities

Payment on behalf of customers for trading activities

Payment on behalf of customers for trading activities represent payments advanced by the Company on behalf of customers for investment securities through broker dealers. The customers do not have the rights to direct the trading of these securities until they payoff the outstanding balance.

Fixed assets, net

Fixed assets, net

Fixed assets are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The useful lives of office equipment as follows:

Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

As of September 30, 2022 and March 31, 2022, the Company had three apartments in Cambodia and accounted for these apartments as investment properties. The Company holds these apartments for the purpose to earn rental expenses or capital appreciation.

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income and other comprehensive income in other income or expenses.

Intangible assets

Intangible assets

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of eligibility rights to trade on or through the Stock Exchange of Hong Kong Limited (the “SEHK”). Management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the six months ended September 30, 2022 and 2021.

Operating leases

Operating leases

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company leases its office from a third-party lessor since September 2021, before that the Company leased the same office from the Predecessor Parent Company (see note 8), which is classified as an operating lease in accordance with Topic 842.

At the commencement date of the lease agreement between the Company and the third party lessor, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of September 30, 2022 and March 31, 2022.

Payables to customers

Payables to customers

Payables to customers arise from the business of dealing in futures and investment securities. Payables to customers represent payables related to the Company’s customer trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to cover the positions taken by its customers, clearing house payables due on pending trades and payable on demand, as well as the bank balances held on behalf of customers.

Revenue Recognition

Revenue Recognition

a)	Revenue from Contracts with Customers

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information are not disclosed to the third party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service could not be cancelled once it’s executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as trading incentive to certain customer. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customer is accounted for as a variable consideration and determined based on most-likely amount method, which is recognized as a reduction of revenues. The Company did not offer volume rebates during the six months ended September 30, 2022 and 2021.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through the internally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customer, which provides no incremental benefit to customer beyond permitting the access and use the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate per each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over the time.

Other service revenues

The Company also provides other financial services including securities brokerage, consulting services, currency exchange services and structured note subscriber services, and earns securities brokerage commissions, consultancy fee income and other revenues, which are recognized when the service is rendered according to the relevant contracts. For the six months ended September, 2022 and 2021, other revenues accounted for 1.1% and 9.2% of total revenues from contracts with customers, respectively.

Contract liabilities

The Company’s contract liabilities include payments received in advance of performance under structure note subscription service contracts which will be recognized as revenue as the Company executed the subscription service with brokers under the contract, as well as the deferred installation service fee received from trading solution services.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Six Months Ended September 30,
	2022	2021
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$449,699	$607,030
Commission on futures broking from overseas Exchanges	2,189,873	1,825,251
Total futures brokerage commissions	2,639,572	2,432,281
Trading solution services fees	2,369,296	978,126
Other service revenues	56,778	295,528
Total major sources of revenues	$5,065,646	$3,705,935

b)	Trading gains, interest income and other

Trading gains and losses along with interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the investment in US common stocks, which are included in Securities owned, at fair value. Interest and other income primarily consist of interests earned on bank deposit.

Commission expenses	Commission expenses Commission expenses related to futures and other financial service transactions are primarily transaction cost paid to broker-dealers. These costs are expensed as incurred.
Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As of September 30, 2022 and March 31, 2022, there was no temporary differences and no deferred tax asset or liability recognized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position as of September 30, 2022 and March 31, 2022.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the six months ended September 30, 2022 and 2021, the Company had no dilutive stocks.

Translation of foreign currencies

Translation of foreign currencies

The functional currency is U.S. dollar for the Company’s Cayman Island operations and Hong Kong dollar for all other entities’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30,	March 31,
	2022	2022
Year-end spot rate	7.8498	7.8325

	For the Six Months Ended September 30,
	2022	2021
Average rate	7.8472	7.7718

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets included securities owned, at fair value.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments. As of September 30, 2022 and March 31, 2022, and for the six months ended September 30, 2022 and 2021, there was no Level 2 assets owned.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value. As of September 30, 2022 and March 31, 2022, and for the six months ended September 30, 2022 and 2021, there was no Level 3 assets owned.

As of September 30, 2022 and March 31, 2022, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, receivables from customers, payments on behalf of customers for trading activities, receivables from broker-dealers and clearing organizations, securities owned, at fair value, payables to customers. The carrying amount of cash and cash equivalents, restricted cash, receivables from broker-dealers and clearing organizations, receivables from customers, payments on behalf of customers for trading activities, and payables to customers approximate their fair values because of the short-term nature of these instruments. Securities owned, at fair value as of September 30, 2022 and March 31, 2022, mainly consist of common stock investments and are based upon quoted market price.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. Consequently, the Company has determined that it has only one reportable operating segment.

Concentration

Concentration

For the six months ended September 30, 2022, three customers accounted for approximately 31%, 23% and 10% of the total revenue, respectively. For the six months ended September 30, 2021, three customers accounted for approximately 56%, 18% and 12% of the total revenue, respectively.

For the six months ended September 30, 2022, two brokers accounted for 74% and 25% the total commission expenses, respectively. For the six months ended September 30, 2021, two brokers accounted for 79% and 21% of the total commission expenses, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, in May 2019, the FASB issued ASU No. 2019-05, “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief”, and in November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”, and ASU No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.